Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 2,715	$ 2,255	$ 2,487
Recognized in income	(1,369)	464	(201)
Recognized in equity	0	0	0
Translation differences	11	(4)	(31)
Ending balance	1,357	2,715	2,255
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	1
Recognized in income	0	0	(1)
Recognized in equity	0	0	0
Translation differences	0	0	0
Ending balance	0	0	0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	26	37	44
Recognized in income	0	(10)	(5)
Recognized in equity	0	0	0
Translation differences	3	(1)	(2)
Ending balance	29	26	37
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,689	2,218	2,442
Recognized in income	(1,369)	474	(195)
Recognized in equity	0	0	0
Translation differences	8	(3)	(29)
Ending balance	$ 1,328	$ 2,689	$ 2,218